Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	000-51726
Entity Registrant Name	Magyar Bancorp, Inc.
Entity Central Index Key	0001337068
Entity Tax Identification Number	20-4154978
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Somerset Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	(732)
Local Phone Number	342-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MGYR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable